    As filed with the Securities and Exchange Commission on July 30, 2012.



                                                            File Nos. 333-176680

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []


                       Post-Effective Amendment No. 6                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 293                             [x]


                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                   First MetLife Investors Insurance Company

                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                                 (908) 253-1833


                                   COPIES TO:

                                W. Thomas Conner

                                   Reed Smith

                              1301 K Street, N.W.

                              Washington, DC 20005

                                 (202) 414-9208


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]on August 20, 2012 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[x]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts

    This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 5 to Registration Statement File No. 333-176680 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on June 1, 2012. Post-Effective Amendment No. 5 was scheduled to become effective on July 31, 2012. The contents of Post-Effective Amendment No. 5 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 6 is intended to become effective on August 20, 2012.



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                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 27th day of July 2012.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:     FIRST METLIFE INVESTORS INSURANCE COMPANY

By:     /s/ Gregory E. Illson
        -----------------------------------------
        Gregory E. Illson
        Vice President

By:     FIRST METLIFE INVESTORS INSURANCE COMPANY
        (Depositor)

By:     /s/ Gregory E. Illson
        -----------------------------------------
        Gregory E. Illson
        Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 27, 2012.

/s/ Eric Steigerwalt*
--------------------------------    Chairman of the Board, President and
Eric Steigerwalt                    Chief Executive Officer

/s/ James J. Reilly*
--------------------------------    Vice President-Finance (principal financial
James J. Reilly                     officer and principal accounting officer)

/s/ Norse N. Blazzard*
--------------------------------    Director
Norse N. Blazzard

/s/ Robert L. Davidow*
--------------------------------    Director
Robert L. Davidow

/s/ Elizabeth M. Forget*
--------------------------------    Director and Executive Vice President
Elizabeth M. Forget

/s/ George Foulke*
--------------------------------    Director
George Foulke

/s/ Richard A. Hemmings*
--------------------------------    Director
Richard A. Hemmings

/s/ Jay S. Kaduson*
--------------------------------    Director and Vice President
Jay S. Kaduson

/s/ Lisa S. Kuklinski*
--------------------------------    Director and Vice President
Lisa S. Kuklinski

/s/ Richard C. Pearson*
--------------------------------    Director
Richard C. Pearson

/s/ Thomas A. Price*
--------------------------------    Director
Thomas A. Price


--------------------------------    Director and Vice President
Mark E. Rosenthal

/s/ Thomas J. Skelly*
--------------------------------    Director
Thomas J. Skelly

/s/ Jeffrey A. Tupper*
--------------------------------------    Director and Assistant Vice President
Jeffrey A. Tupper

*By:  /s/ Michele H. Abate
      --------------------------------
      Michele H. Abate, Attorney-In-Fact
      July 27, 2012

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-176680/811-08306) filed as Exhibit 13 on September 21, 2011 and the power of attorney for Eric Steigerwalt incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-176680/811-08306) filed as Exhibit 13(ii) on June 1, 2012.